Leases - Schedule of Future Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 714
2026	714
2027	714
2028	714
2029	714
Thereafter	24,351
Total undiscounted future lease payments	27,921
Difference between undiscounted cash flows and discounted cash flows	(15,593)
Total lease liability	$ 12,328	$ 12,402